UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2021

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	4
Fund expenses	5
Fund at a glance	6
Schedule of investments	7
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
1919 Maryland Tax-Free Income Fund
Letter to shareholders	16
Fund performance	19
Fund expenses	20
Fund at a glance	21
Schedule of investments	22
Statement of assets and liabilities	26
Statement of operations	27
Statements of changes in net assets	28
Financial highlights	29
1919 Socially Responsive Balanced Fund
Letter to shareholders	32
Fund performance	35
Fund expenses	36
Fund at a glance	37
Schedule of investments	38
Statement of assets and liabilities	46
Statement of operations	47
Statements of changes in net assets	48
Financial highlights	49
Notes to financial statements	52
Other information	65
Privacy notice	66
Directory of Funds' service providers	Back Cover

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

For the first six months of 2021, as the U.S. was emerging from the worst of the pandemic, the S&P 500 Index finished up 15%. The economic recovery resulting from the reopening has been robust and the progress from the vaccine rollout in the U.S. is encouraging. Still there are emerging risks including COVID-19 variants, a constrained labor landscape, rising inflation and potential changes in tax policy.

The strongest sectors in the first half of 2021 were Energy up 45.6% and Financials up 25.7%, while the weakest were Utilities up 2.4% and Consumer Staples up 5.0%. Small cap stocks as measured by the Russell 2000 also had a strong showing, increasing 17.5%.

Financial Services has seen significant traction year-to-date and has benefited from being attractively valued in a rapidly-recovering American economy. Many banks have seen a boost in earnings due to the release of loan loss reserves, as credit quality indicators remain healthy. For example, total commercial and consumer loans in forbearance or deferral declined to an average of 1% by the end of the second quarter of 2021, compared to a peak of 10-12% of total loans last year.

Looking forward, bank loan growth is expected to accelerate as stimulus funds are depleted and companies re-stock inventories while consumers gain increased confidence in the economic outlook, which is positive for bank earnings. The Property and Casualty Insurance markets also have seen strong demand and have experienced the highest level of price increases since 2003. Many fintech companies should also continue to see accelerating revenue as consumers spend more on travel, restaurants and other reopening pursuits.

For the six months ended June 30, 2021, the 1919 Financial Services Fund returned 21.74%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 15.25% and 25.69% respectively for the same period.

How did we respond to these changing market conditions?

During the first six months of 2021, the Fund added to a number of high quality bank and property casualty insurance

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund
Letter to shareholders (unaudited) (cont'd)

positions, as well as select fintech opportunities, which we believe are well positioned to capitalize as domestic and international economies continue to re-open. It is also added to market exchange positions that are beneficiaries of increased market volatility across financial markets. The Fund trimmed a number of bank and real estate-related positions due to valuation.

What were the leading contributors to performance?

Collectively, our niche growth banks and acquired banks contributed the most to performance. The top five performing stocks were Silvergate Capital Corp., Class A, Western Alliance Bancorp, SVB Financial Group, Altabancorp, and American Financial Group Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were Global Payments Inc., Visa Inc., Class A, Fiserv Inc., i3 Verticals Inc., Class A, and Black Knight Inc. We attribute some of this underperformance to weaker near-term earnings outlooks due to the pandemic.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Mel Casey, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Charlie King, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Russell 2000 Index — The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500

1919 Funds 2021 Semi-Annual Report

stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 6/30/21 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC

1919 Funds 2021 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2021

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	14.63%
Class C	20.12
Without Sales Charges
Class A	21.62
Class C	21.12
Class I	21.74
S&P 500 Index(i)	15.25
S&P Financials Index(ii)	25.69

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2021, the total annual operating expense ratios for Class A, Class C and Class I were 1.46%, 2.16% and 1.17% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2021 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	21.62%	$1,000.00	$1,216.20	1.36%	$7.47
Class C	21.12	1,000.00	1,211.20	2.08	11.40
Class I	21.74	1,000.00	1,217.40	1.09	5.99

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.05	1.36%	$6.80
Class C	2.48	1,000.00	1,014.48	2.08	10.39
Class I	2.48	1,000.00	1,019.39	1.09	5.46

1  For the six months ended June 30, 2021.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2021 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2021 Semi-Annual Report

Schedule of investments

June 30, 2021 (Unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 99.2%
Capital Markets — 4.7%
Ameriprise Financial Inc.	18,425	$4,585,614
CME Group Inc.	25,500	5,423,340
Total Capital Markets		10,008,954
Commercial Banks — 56.1%
Altabancorp	85,000	3,681,350
Bank of America Corp.	271,000	11,173,330
Banner Corp.	80,142	4,344,498
BOK Financial Corp.	8,314	719,992
Bryn Mawr Bank Corp.	55,000	2,320,450
Coastal Financial Corp/WA*	75,000	2,142,000
Columbia Banking System Inc.	68,805	2,653,121
Comerica Inc.	12,000	856,080
Farmers & Merchants Bank of Long Beach	200	1,640,000
Fifth Third Bancorp	94,400	3,608,912
First Financial Bancorp	57,000	1,346,910
First Foundation Inc.	133,000	2,993,830
First Republic Bank/CA	22,000	4,117,740
First Western Financial Inc.*	77,000	1,993,530
HBT Financial Inc.	60,000	1,044,600
Heritage Financial Corp.	128,000	3,202,560
Huntington Bancshares Inc/OH	86,024	1,227,562
JPMorgan Chase & Co.	69,310	10,780,477
Level One Bancorp Inc.	37,000	1,010,100
Pacific Premier Bancorp Inc.	96,263	4,070,962
PNC Financial Services Group Inc.	18,000	3,433,680
QCR Holdings Inc.	100,300	4,823,427
Silvergate Capital Corp.*	28,000	3,172,960
SmartFinancial Inc.	61,000	1,464,610
South State Corp.	47,309	3,867,984
Sterling Bancorp	180,200	4,467,158
Stock Yards Bancorp Inc.	70,000	3,562,300
SVB Financial Group*	15,300	8,513,379
Truist Financial Corp.	96,905	5,378,228
U.S. Bancorp	94,000	5,355,180
Univest Corp. of Pennsylvania	55,126	1,453,673
Webster Financial Corp.	57,895	3,088,119
Western Alliance Bancorp	61,000	5,663,850
Total Commercial Banks		119,172,552

1919 Funds 2021 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2021 (Unaudited)

1919 Financial Services Fund

Security	Shares	Value
Diversified Financial Services — 8.9%
Alerus Financial Corp.	65,000	$1,885,650
Charles Schwab Corp.	116,000	8,445,960
Intercontinental Exchange Inc.	41,000	4,866,700
Voya Financial Inc.	60,000	3,690,000
Total Diversified Financial Services		18,888,310
Insurance — 11.4%
American Financial Group Inc.	22,650	2,824,908
Brown & Brown Inc.	64,000	3,400,960
Chubb Limited	48,500	7,708,590
Hanover Insurance Group Inc.	32,000	4,340,480
Marsh & McLennan Cos Inc.	29,500	4,150,060
RenaissanceRe Holdings Ltd	12,000	1,785,840
Total Insurance		24,210,838
IT Services — 11.8%
Black Knight Inc.*	32,000	2,495,360
Fidelity National Information Services Inc.	24,787	3,511,574
Fiserv Inc.*	34,680	3,706,945
Global Payments Inc.	24,199	4,538,281
I3 Verticals Inc., Class A Shares*	82,480	2,492,546
Visa Inc., Class A Shares	36,000	8,417,520
Total IT Services		25,162,226
Professional Services — 0.5%
Verisk Analytics Inc., Class A Shares	5,500	960,960
Total Professional Services		960,960
Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	8,000	1,560,800
Prologis Inc.	18,500	2,211,305
Total Real Estate Investment Trusts (REITs)		3,772,105
Thrifts & Mortgage Finance — 4.0%
Bridgewater Bancshares Inc.*	143,000	2,309,450
FS Bancorp Inc.	17,000	1,211,590
Riverview Bancorp Inc.	90,000	638,100
Territorial Bancorp Inc.	53,000	1,376,410
WSFS Financial Corp.	62,803	2,925,992
Total Thrifts & Mortgage Finance		8,461,542
Total Common Stocks (Cost — $108,015,584)		210,637,487

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Short-Term Investment — 1.1%
Fidelity Investments Money Market — Government Portfolio — Class I — 0.01% (a)	2,355,768	$2,355,768
Total Short-Term Investment (Cost — $2,355,768)		2,355,768
Total Investments — 100.3% (Cost — $110,371,352)		212,993,255
Liabilities in Excess of Other Assets — (0.3)%		(585,966)
Total Net Assets — 100.0%		$212,407,289

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $110,371,352)	$212,993,255
Foreign currency at value (cost $18,177)	18,823
Receivable for securities sold	640,024
Receivable for Fund shares sold	326,361
Dividends and interest receivable	162,406
Prepaid expenses	33,460
Total Assets	214,174,329
Liabilities:
Payable for Fund shares repurchased	1,350,739
Advisory fees payable	145,698
Distribution fees payable	132,201
Accrued other expenses	138,402
Total Liabilities	1,767,040
Net Assets	$212,407,289
Components of Net Assets:
Paid-in capital	$104,322,122
Total distributable earnings	108,085,167
Net Assets	$212,407,289
Class A:
Net Assets	$81,721,624
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,500,964
Net Asset Value and Redemption Price	$32.68
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$34.67
Class C:
Net Assets	$33,571,075
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,132,216
Net Asset Value, Redemption Price* and Offering Price Per Share	$29.65
Class I:
Net Assets	$97,114,590
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,935,254
Net Asset Value, Redemption Price and Offering Price Per Share	$33.09

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividend income	$1,963,017
Investment interest income	236
Total Investment Income	1,963,253
Expenses:
Advisory fees (Note 3)	799,130
Distribution fees (Note 6)	255,554
Transfer agent fees and expenses (Note 3 & Note 6)	146,397
Administration and fund accounting fees (Note 3)	63,404
Registration fees	25,068
Shareholder reporting fees	16,418
Legal fees	10,645
Custody fees (Note 3)	9,664
Trustees' fees (Note 3)	8,423
Audit fees	7,687
Compliance fees (Note 3)	3,008
Insurance fees	2,043
Miscellaneous	5,809
Total Expenses	1,353,250
Net Investment Income	610,003
Realized and Unrealized Gain on Investments and Foreign Currency
Net realized gain on investments	3,236,131
Net change in unrealized appreciation/depreciation on:
Investments	31,692,571
Foreign currency	492
Net Change in Unrealized Appreciation/Depreciation	31,693,063
Net Realized and Unrealized Gain on Investments	34,929,194
Net Increase in Net Assets Resulting From Operations	$35,539,197

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (Unaudited) and the Year Ended December 31,	2021	2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$610,003	$1,296,263
Net realized gain	3,236,131	7,237,122
Net change in unrealized appreciation/depreciation	31,693,063	(22,489,958)
Net Increase (Decrease) in Net Assets Resulting From Operations	35,539,197	(13,956,573)
Distributions to Shareholders:
Class A	—	(3,361,622)
Class C	—	(1,214,056)
Class I	—	(3,288,635)
Total Distributions to Shareholders	—	(7,864,313)
Capital Transactions:
Net proceeds from shares sold	41,250,034	31,173,827
Reinvestment of distributions	—	7,298,860
Cost of shares repurchased	(25,178,754)	(73,071,488)
Net Increase (Decrease) in Net Assets From Capital Transactions	16,071,280	(34,598,801)
Total Increase (Decrease) in Net Assets	51,610,477	(56,419,687)
Net Assets:
Beginning of period	160,796,812	217,216,499
End of period	$212,407,289	$160,796,812

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$26.87	$28.27	$22.77	$27.16	$23.69	$19.28
Income from investment operations:
Net investment income[1]	0.09	0.20	0.17	0.05	0.04	0.08
Net realized and unrealized gain (loss) on investments	5.72	(0.23)	6.42	(4.08)	3.43	5.02
Total income (loss) from investment operations	5.81	(0.03)	6.59	(4.03)	3.47	5.10
Less distributions:
From net investment income	—	(0.25)	(0.17)	(0.01)	—	(0.06)
From net realized gain on investments	—	(1.12)	(0.92)	(0.35)	—	(0.63)
Total distributions	—	(1.37)	(1.09)	(0.36)	—	(0.69)
Net asset value, end of year	$32.68	$26.87	$28.27	$22.77	$27.16	$23.69
Total return[2]	21.62%	50.05%	29.10%	-14.93%	14.65%	26.46%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$81,722	$67,047	$78,401	$71,082	$118,310	$92,948
Ratios to average net assets
Gross expenses	1.36%[6]	1.46%	1.37%	1.33%	1.37%	1.46%
Net Expenses[3]	1.36[6]	1.46	1.37	1.33	1.37	1.46[4]
Net investment income	0.59[6]	0.86	0.64	0.19	0.16	0.43
Portfolio turnover rate	3%[5]	2%	8%	18%	4%	8%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.48	$25.82	$20.88	$25.12	$22.07	$18.06
Income from investment operations:
Net investment income (loss)[1]	(0.02)	0.03	(0.02)	(0.13)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	5.19	(0.23)	5.88	(3.76)	3.18	4.68
Total income (loss) from investment operations	5.17	(0.20)	5.86	(3.89)	3.05	4.64
Less distributions:
From net investment income	—	(0.02)	—	—	—	—
From net realized gain on investments	—	(1.12)	(0.92)	(0.35)	—	(0.63)
Total distributions	—	(1.14)	(0.92)	(0.35)	—	(0.63)
Net asset value, end of year	$29.65	$24.48	$25.82	$20.88	$25.12	$22.07
Total return[2]	21.12%[5]	-0.64%	28.21%	-15.57%	13.82%	25.67%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$33,571	$26,404	$40,880	$46,763	$53,667	$37,271
Ratios to average net assets
Gross expenses	2.08%[6]	2.16%	2.09%	2.05%	2.08%	2.19%
Net Expenses[3]	2.08[6]	2.16	2.09	2.05	2.08	2.13[4]
Net investment income (loss)	(0.12)[6]	0.15	(0.09)	(0.52)	(0.55)	(0.24)
Portfolio turnover rate	3%[5]	2%	8%	18%	4%	8%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$27.18	$28.56	$22.98	$27.41	$23.90	$19.42
Income from investment operations:
Net investment income[1]	0.14	0.27	0.24	0.13	0.11	0.17
Net realized and unrealized gain (loss) on investments	5.77	(0.22)	6.50	(4.13)	3.45	5.08
Total income (loss) from investment operations	5.91	0.05	6.74	(4.00)	3.56	5.25
Less distributions:
From net investment income	—	(0.31)	(0.24)	(0.08)	(0.05)	(0.14)
From net realized gain on investments	—	(1.12)	(0.92)	(0.35)	—	(0.63)
Total distributions	—	(1.43)	(1.16)	(0.43)	(0.05)	(0.77)
Net asset value, end of year	$33.09	$27.18	$28.56	$22.98	$27.41	$23.90
Total return[2]	21.74%[6]	0.35%	29.49%	-14.72%	14.95%[3]	27.01%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$97,115	$67,346	$97,936	$104,664	$80,979	$42,003
Ratios to average net assets
Gross expenses	1.09%[7]	1.17%	1.09%	1.06%	1.11%	1.18%
Net Expenses[4]	1.09[7]	1.17	1.09	1.06	1.10[5]	1.05[5]
Net investment income	0.88[7]	1.14	0.92	0.49	0.44	0.84
Portfolio turnover rate	3%[6]	2%	8%	18%	4%	8%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Total return reflects adjustments to conform to generally accounting principles.

4  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%.

5  Reflects fee waivers and/or expense reimbursements.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

Tax-free bonds posted positive, albeit modest, returns in the first half of 2021, outperforming all other investment grade fixed income sectors which generally suffered wide-spread losses. For the six month period ended June 30, the 1919 Maryland Tax-Free Bond Fund returned 0.59% (I-shares). Due to our conservative positioning in anticipation of higher interest rates, the Fund underperformed its primary benchmark, the Bloomberg Barclay's Municipal Bond Index, by 0.47%. While yields did grind meaningfully higher for taxable fixed income securities (as evidenced by the 1.60% loss for the Bloomberg Barclay's Aggregate Bond index), municipals benefited from a unique technical backdrop which kept yields low. For example, the yield on AAA-rated munis maturing in ten-years rose 0.28% to a still historically low 0.99% over the period, and peaked at 1.47% in March. In comparison, the yield on the benchmark ten-year Treasury note surged 0.56% year-to-date to 1.47%, and touched a high of 1.74% in March. The result is historically rich relative valuations in a setting of low absolute interest rates.

The extreme valuations and seemingly unattractive interest rate environment are surprising to us in the context of eye-popping inflation data and surging GDP growth as we emerge from the pandemic. Despite what normally would be headwinds to the sector, the municipal bond market instead has attracted persistently strong inflows in 2021. Concerns about rising taxes, a search for relative yield, and the idea that states and municipalities will benefit from the Biden administration's infrastructure bill all fueled investor interest in municipal obligations. Meanwhile, credit quality concerns abated as the generous aid to local governments poured in despite tax revenues surprising on the upside, primarily due to a hot housing market which bolsters property taxes. A strong equity market generating capital gain receipts also underpinned revenues as other revenue sources from sales and use taxes recover from reopening. As a result, buying was relentless and seemingly price-indiscriminate, and municipal mutual funds ended the month of June with 18 straight weeks of net inflows.

Unfortunately, the supply of new issues is not keeping up with the new money coming into the market. In fact, even excluding money freshly allocated to munis, supply remains persistently

1919 Funds 2021 Semi-Annual Report

behind the amount of reinvestment required from coupons and maturing securities. While low interest rates create a constructive backdrop for borrowers, we are not surprised at the tepid pace of new issue volume. The volume of bond sales has suffered since the 2017 Tax Cuts and Jobs Act, which eliminated the popular practice of issuing new bonds to advance refund previously issued, higher yielding debt. The pandemic response further aggravated the situation, as few municipalities were eager to borrow in the middle of a deep recession with federal support being uncertain for much of the election cycle. More recently, the ongoing debate of the form, size and timing of the infrastructure bill is keeping projects on the shelf, since federal funds may diminish the borrowing needs for coming capital projects.

With greater clarity on the last two obstacles, we expect volume to increase accordingly. Also, despite Treasury yields surprisingly moving down of late, we expect investors will eventually pull back from fixed income securities given current yields net of inflation are sharply negative. While we believe inflation will come off the boil as supply chain disruptions resolve, we still expect elevated levels versus recent experience to force the Federal Reserve to trim its $120 billion of monthly bond purchases, which will allow yields to move higher unless the Delta variant forces shutdowns this fall. Specific to tax-free bonds, valuations are such that buying Treasury bonds and paying taxes often generate a similar after-tax returns versus munis with less risk, even assuming higher tax rates in the future. Clearly our defensive, short-maturity positioning hindered the Fund's relative returns in the most recent reporting period. Regardless, we still believe the risks favor a focus on capital preservation as we look for better entry points in what we expect will be a challenging, albeit higher yielding, environment for the balance of the year.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lauren K. Webb, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/21 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to shareholders (cont'd)

subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

1919 Funds 2021 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2021

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-3.82%
Class C	-0.82
Without Sales Charges
Class A	0.45
Class C	0.18
Class I	0.59
Bloomberg Barclays Municipal Bond Index(i)	1.06

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2021, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.09%, 1.62% and 0.96%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2022.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2021 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.45%	$1,000.00	$1,004.50	0.75%	$3.73
Class C	0.18	1,000.00	1,001.80	1.30	6.45
Class I	0.59	1,000.00	1,005.90	0.60	2.98

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	2.48	1,000.00	1,018.35	1.30	6.51
Class I	2.48	1,000.00	1,021.82	0.60	3.01

1  The six months ended June 30, 2021.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2021 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2021 Semi-Annual Report

Schedule of investments

June 30, 2021 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.0%
Education — 15.7%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,482,798.00
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	276,534
Salisbury University Project	5.000%	6/1/27	455,000	486,985
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,954,755
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	552,282
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,647,549
Good Samaritan Hospital of Maryland (a)	0.020%	4/1/35	2,400,000	2,400,000
Good Samaritan Hospital of Maryland (a)	0.030%	4/1/35	1,600,000	1,600,000
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,000,000
Maryland Institute College of Art	4.000%	6/1/42	250,000	273,710
Stevenson University	4.000%	6/1/34	500,000	586,807
Total Education				14,261,420
Health Care — 31.8%
County of Baltimore, Maryland
Oak Crest Village Inc.	5.000%	1/1/30	495,000	574,235
Oak Crest Village Inc.	4.000%	1/1/40	500,000	566,411
Riderwood Village Obligated Group	4.000%	1/1/45	1,000,000	1,116,741
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,764,894
Maryland State EDC, Howard Hughes Medical Institute (a)	0.030%	2/15/43	3,100,000	3,100,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,533,833
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,291,268
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,005,000
Greater Baltimore Medical Center Inc. (a)	0.150%	7/1/25	600,000	600,000
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	4,094,319
James Lawrence Kernan Hospital (a)	0.020%	7/1/41	4,520,000	4,520,000
Luminis Health Obligated Group (a)	0.030%	7/1/43	1,000,000	1,000,000
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,449,094
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,205,002
UPMC Obligated Group	4.000%	4/15/45	1,000,000	1,173,019
Total Health Care				28,993,816
Housing — 6.4%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	1,127,172
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	1,000,000	1,079,622
Kirkwood House Preservation LP (a)	0.030%	12/1/38	1,800,000	1,800,000

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Montgomery County Housing Opportunites Commission	3.050%	7/1/44	$1,000,000	$1,070,829
Montgomery County Housing Opportunities Commission (a)	0.050%	1/1/49	750,000	750,000
Total Housing				5,827,623
Industrial Revenue — 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	480,000	481,542
Total Industrial Revenue				481,542
Leasing — 1.1%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,002,396
Total Leasing				1,002,396
Local General Obligation — 13.7%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,222,505.00
County of Baltimore, Maryland	5.000%	3/1/30	1,000,000	1,231,493
County of Howard, Maryland	4.000%	8/15/45	2,000,000	2,398,926
County of Montgomery, Maryland (a)	0.030%	11/1/37	3,625,000	3,625,000
County of Prince George's, Maryland	5.000%	7/15/40	1,750,000	2,197,515
State of Maryland	4.000%	8/1/29	500,000	536,202
State of Maryland	5.000%	3/15/31	1,000,000	1,238,931
Total Local General Obligation				12,450,572
Pre-Refunded/Escrowed to Maturity (b) — 8.0%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,106,561
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,136,241
Total Pre-Refunded/Escrowed to Maturity				7,242,802
Public Services — 0.2%
Maryland State Stadium Authority Sports Facilities Lease Revenue (a)	0.020%	3/1/26	200,000	200,000
Total Leasing				200,000
Transporatation — 8.6%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/44	1,795,000	2,073,895
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	3,000,000	3,586,692
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	2,201,216
Total Transporatation				7,861,803

1919 Funds 2021 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2021 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 7.0%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	$615,000	$630,236
Water Projects, FGIC	5.000%	7/1/24	615,000	629,758
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds (a)	0.020%	6/1/23	3,950,000	3,950,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	1,000,000	1,210,187
Total Water & Sewer				6,420,181
Total Municipal Bonds (Cost $78,843,476)				84,742,155
Investments in Securities at Value — 93.0% (Cost — $78,843,476)				84,742,155
Other Assets in Excess of Liabilities — 7.0%				6,409,716
Total Net Assets — 100.0%				$91,151,871

(a)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

LP  — Limited Partnership

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	36.2%
AA/Aa	33.2
A	17.4
BBB/Baa	12.2
BB/Bb	1.0
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $78,843,476)	$84,742,155
Cash	5,830,243
Receivable for Fund shares sold	149,219
Interest receivable	864,371
Prepaid expenses	21,587
Total Assets	91,607,575
Liabilities:
Investments payable	250,000
Payable for Fund shares repurchased	75,745
Distributions to shareholders	13,236
Advisory fees payable	12,121
Distribution fees payable	13,420
Accrued other expenses	91,182
Total Liabilities	455,704
Net Assets	$91,151,871
Components of Net Assets:
Paid-in capital	$87,841,364
Total distributable earnings	3,310,507
Net Assets	$91,151,871
Class A:
Net Assets	$57,784,636
Shares Issued and Outstanding (unlimited shares authorized, no par value)	3,647,353
Net Asset Value and Redemption Price	$15.84
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.55
Class C:
Net Assets	$5,978,204
Shares Issued and Outstanding (unlimited shares authorized, no par value)	377,331
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.84
Class I:
Net Assets	$27,389,031
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,728,021
Net Asset Value, Redemption Price and Offering Price Per Share	$15.85

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2021

Investment Income:
Interest Income	$1,048,963
Expenses:
Advisory fees (Note 3)	238,150
Distribution fees (Note 6)	63,667
Administration and fund accounting fees (Note 3)	57,444
Transfer agent fees and expenses (Note 3 & Note 6)	53,610
Registration fees	19,651
Legal fees	11,623
Audit fees	10,216
Trustees' fees (Note 3)	7,752
Shareholder reporting fees	5,605
Compliance fees (Note 3)	3,080
Custody fees (Note 3)	2,334
Insurance fees	1,631
Miscellaneous	5,495
Total Expenses	480,258
Expenses waived by the Adviser (Note 3)	(156,792)
Net Expenses	323,466
Net Investment Income	725,497
Realized and Unrealized Gain on Investments
Net realized loss	(24,820)
Net change in unrealized appreciation/depreciation	(266,983)
Net Realized and Unrealized Loss on Investments	(291,803)
Net Increase in Net Assets Resulting from Operations	$433,694

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2021 and the year ended December 31,	2021	2020
Increase in Net Assets From:
Operations:
Net investment income	$725,497	$1,892,705
Net realized gain (loss) on investments	(24,820)	16,885
Net change in unrealized appreciation/depreciation on investments	(266,983)	1,146,136
Net Increase in Net Assets Resulting from Operations	433,694	3,055,726
Distributions to Shareholders:
Class A	(456,067)	(1,247,401)
Class C	(36,567)	(124,987)
Class I	(232,861)	(520,317)
Total Distributions to Shareholders	(725,495)	(1,892,705)
Capital Transactions:
Net proceeds from shares sold	10,140,603	14,557,238
Reinvestment of distributions	643,829	1,654,461
Cost of shares repurchased	(6,906,955)	(13,960,344)
Net Increase in Net Assets from Capital Transactions	3,877,477	2,251,355
Total Increase in Net Assets	3,585,676	3,414,376
Net Assets:
Beginning of period	87,566,195	84,151,819
End of period	$91,151,871	$87,566,195

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented.

Class A Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$15.90	$15.68	$15.34	$15.63	$15.86	$16.15
Income (loss) from investment operations:
Net investment income[1]	0.13	0.35	0.40	0.45	0.44	0.55
Net realized and unrealized gain (loss) on investments	(0.05)	0.22	0.34	(0.29)	(0.23)	(0.29)
Total income from investment operations	0.08	0.57	0.74	0.16	0.21	0.26
Less distributions:
From net investment income	(0.14)	(0.35)	(0.40)	(0.45)	(0.44)	(0.55)
Total distributions	(0.14)	(0.35)	(0.40)	(0.45)	(0.44)	(0.55)
Net asset value, end of year	$15.84	$15.90	$15.68	$15.34	$15.63	$15.86
Total return[2]	0.45%[4]	3.70%	4.87%	1.04%	1.34%	1.59%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$57,785	$55,439	$57,000	$55,710	$69,068	$88,823
Ratios to average net assets
Gross expenses	1.11%[5]	1.09%	1.07%	1.04%	0.97%	0.95%
Net expenses[3]	0.75[5]	0.75	0.75[4]	0.75	0.75	0.75
Net investment income	1.67[5]	2.24	2.57	2.92	2.80	3.39
Portfolio turnover rate	12%[4]	27%	21%	43%	23%	25%

*  For the six months ended June, 2021 (unaudited)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. See Note 3.

4  Not Annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented.

Class C Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$15.90	$15.68	$15.34	$15.63	$15.86	$16.15
Income (loss) from investment operations:
Net investment income[1]	0.08	0.27	0.32	0.36	0.35	0.46
Net realized and unrealized gain (loss) on investments	(0.04)	0.22	0.34	(0.29)	(0.23)	(0.29)
Total income from investment operations	0.04	0.49	0.66	0.07	0.12	0.17
Less distributions:
From net investment income	(0.10)	(0.27)	(0.32)	(0.36)	(0.35)	(0.46)
Total distributions	(0.10)	(0.27)	(0.32)	(0.36)	(0.35)	(0.46)
Net asset value, end of year	$15.84	$15.90	$15.68	$15.34	$15.63	$15.86
Total return[2]	0.18%[4]	3.13%	4.29%	0.49%	0.78%	1.03%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$5,978	$7,436	$7,875	$14,421	$17,562	$21,243
Ratios to average net assets
Gross expenses	1.64%[5]	1.62%	1.61%	1.59%	1.54%	1.52%
Net expenses[3]	1.30[5]	1.30	1.30[4]	1.30	1.30	1.30
Net investment income	1.12[5]	1.70	2.07	2.37	2.25	2.84
Portfolio turnover rate	12%[4]	27%	21%	43%	23%	25%

*  For the six months ended June, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. See Note 3.

4  Not Annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented.

Class I Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$15.90	$15.69	$15.35	$15.63	$15.87	$16.16
Income (loss) from investment operations:
Net investment income[1]	0.17	0.38	0.42	0.47	0.46	0.57
Net realized and unrealized gain (loss) on investments	(0.06)	0.21	0.34	(0.28)	(0.24)	(0.29)
Total income from investment operations	0.11	0.59	0.76	0.19	0.22	0.28
Less distributions:
From net investment income	(0.16)	(0.38)	(0.42)	(0.47)	(0.46)	(0.57)
Total distributions	(0.16)	(0.38)	(0.42)	(0.47)	(0.46)	(0.57)
Net asset value, end of year	$15.85	$15.90	$15.69	$15.35	$15.63	$15.87
Total return[2]	0.59%[4]	3.79%	5.02%	1.26%	1.43%	1.74%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$27,389	$24,691	$19,277	$14,256	$15,411	$15,849
Ratios to average net assets
Gross expenses	0.97%[5]	0.96%	0.93%	0.90%	0.88%	0.89%
Net expenses[3]	0.60[5]	0.60	0.60[4]	0.60	0.60	0.60
Net investment income	1.82[5]	2.38	2.69	3.06	2.94	3.54
Portfolio turnover rate	12%[4]	27%	21%	43%	23%	25%

*  For the six months ended June, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. See Note 3.

4  Not Annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Socially Responsive Balanced Fund ("the Fund") through June 30, 2021.

Throughout the first half of 2021, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Consumer Discretionary, Consumer Staples, Financials and Materials sectors and decreased exposure to the Information Technology sector.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors and underweight positions in the Communication Services, Energy, Financials, Materials, and Utilities sectors.

During the first half of the year, the 10-year Treasury yield surged from 0.92% to 1.47% dragging bond returns into negative territory. The 10-year/2-year Treasury curve steepened by 42 basis points with the 10-year Treasury yield increase outpacing the 2-year Treasury yield rise. In the fixed-income portion of the Fund, we participated in several new deals with maturities ranging from 3- to 30-years with more of a focus in the 5-10 year area. The Fund continued to add green, social impact and sustainability bonds to further build out that segment of the portfolio. We maintained the overweight to corporate bonds based on solid credit fundamentals, the still low absolute level of Treasury yields and the Fed's unwavering support to the economy and employment.

In the equity portion of the Fund, our stock selection in the Information Technology, Consumer Staples, Health Care, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Financials sector also enhanced results. On an individual stock basis, the largest contributors to performance

1919 Funds 2021 Semi-Annual Report

were Apple Inc., Alphabet Inc., Microsoft Corp., NVIDIA Corp., and Charles Schwab Corp.

In the fixed-income portion of the Fund, the leading contributor to performance was the underweight to Treasuries. On an individual security basis, the largest contributors to return were Mastercard Inc. 1.9% 3/15/31, Host Hotels & Resorts LP 3.375% 12/15/29, DTE Electric Co. 1.9% 4/1/28, US Treasury 2% 11/15/26 and Bank of America Corp. FRN 9/15/25.

In the equity portion of the Fund, our stock selection in the Industrials and Consumer Discretionary sectors detracted from relative results for the year to date. In terms of sector positioning, our underweighting of the Energy sector detracted from performance. On an individual stock basis, the largest detractors from performance were Clarivate PLC, Teleflex Inc., Beyond Meat Inc., Verisk Analytics Inc., and Steel Dynamics Inc.

In the fixed-income portion of the Fund, the leading detractor was the underweight to longer-dated corporates. On an individual security basis, the leading detractors to performance were Federal National Mortgage Association 0.875% 08/05/30, DTE Electric Co. 4.05% 05/15/48, Johnson Controls International PLC 1.75% 9/15/30, Union Electric Co. 2.625% 3/15/51 and Prologis Inc. 1.25% 10/15/30.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison Bevilacqua
Portfolio Manager (Head of Social Research)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/21 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to shareholders (cont'd)

refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2021 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2021

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	1.81%
Class C	6.64
Without Sales Charges
Class A	8.02
Class C	7.64
Class I	8.18
S&P 500 Index(i)	15.25
Bloomberg Barclays U.S. Aggregate Index(ii)	-1.60
Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%)(iii)	9.99

†  Class A Shares have a maximum initial sales charge of 5.75%. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2021, the total annual operating expense ratios for Class A, Class C and Class I were 1.16%, 1.82% and 0.83%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2021 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.02%	$1,000.00	$1,080.20	0.98%	$5.05
Class C	7.64	1,000.00	1,076.40	1.69	8.70
Class I	8.18	1,000.00	1,081.80	0.71	3.66

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,019.93	0.98%	$4.91
Class C	2.48	1,000.00	1,016.34	1.69	8.45
Class I	2.48	1,000.00	1,021.24	0.71	3.56

1  For the six months ended June 30, 2021.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2021 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2021 Semi-Annual Report

Schedule of investments

June 30, 2021 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 67.2%
Communication Services — 7.3%
Alphabet Inc., Class A Shares *	8,746	$21,355,895
Facebook Inc., Class A *	33,143	11,524,152
Netflix Inc. *	16,118	8,513,689
Walt Disney Co/The *	61,905	10,881,042
Total Communication Services		52,274,778
Consumer Discretionary — 6.9%
Amazon.com Inc. *	5,986	20,592,798
Chipotle Mexican Grill Inc. *	2,993	4,640,168
Home Depot Inc/The	32,918	10,497,221
National Vision Holdings Inc. *	95,978	4,907,355
TJX Cos Inc.	129,205	8,711,001
Total Consumer Discretionary		49,348,543
Consumer Staples — 5.1%
Beyond Meat Inc. *	23,013	3,624,317
Costco Wholesale Corp.	24,170	9,563,344
Darling Ingredients Inc. *	69,700	4,704,750
Estee Lauder Cos. Inc., Class A Shares	33,830	10,760,646
PepsiCo Inc.	54,573	8,086,082
Total Consumer Staples		36,739,139
Financials — 8.9%
Bank of America Corp.	398,623	16,435,226
Charles Schwab Corp/The	164,599	11,984,453
Chubb Limited	49,955	7,939,848
CME Group Inc.	37,983	8,078,225
Hannon Armstrong Sustainable Infrastructure Capital Inc.	112,962	6,342,816
Truist Financial Corp.	233,304	12,948,372
Total Financials		63,728,940
Health Care — 10.0%
Boston Scientific Corp. *	236,687	10,120,736
Danaher Corp.	46,738	12,542,610
Genmab A/S *	151,707	6,194,197
IQVIA Holdings Inc. *	42,589	10,320,167
Teleflex Inc.	25,323	10,174,528
Thermo Fisher Scientific Inc.	22,341	11,270,364
UnitedHealth Group Inc.	27,846	11,150,652
Total Health Care		71,773,254

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — 4.9%
Cintas Corp.			26,474	$10,113,068
Eaton Corp. PLC			64,438	9,548,423
Illinois Tool Works Inc.			17,494	3,910,959
Union Pacific Corp.			36,136	7,947,390
Verisk Analytics Inc., Class A			23,001	4,018,735
Total Industrials				35,538,575
Information Technology — 20.8%
Adobe Systems Inc. *			14,499	8,491,194
Apple Inc.			167,819	22,984,490
Autodesk Inc. *			26,698	7,793,146
Broadcom Inc.			13,813	6,586,591
Clarivate PLC *			164,076	4,517,012
Intuit Inc.			16,346	8,012,319
Microsoft Corp.			96,457	26,130,201
NVIDIA Corp.			18,416	14,734,642
Palo Alto Networks Inc. *			17,044	6,324,176
PayPal Holdings Inc. *			41,008	11,953,012
QUALCOMM Inc.			40,292	5,758,936
Salesforce.com Inc. *			37,535	9,168,674
SolarEdge Technologies Inc *			26,624	7,358,075
Visa Inc., Class A Shares			39,829	9,312,817
Total Information Technology				149,125,285
Materials — 1.2%
Steel Dynamics Inc.			30,257	1,803,317
Trex Co Inc. *			66,497	6,796,658
Total Materials				8,599,975
Real Estate Investment Trusts (REITS) — 1.0%
Prologis Inc.			63,328	7,569,596
Total Real Estate Investment Trusts (REITS)				7,569,596
Utilities — 1.1%
American Water Works Co. Inc.			52,731	8,127,429
Total Utilities				8,127,429
Total Common Stocks (Cost — $313,470,917)				482,825,514
	Rate	Maturity Date	Face Amount
Asset Backed Securities — 0.5%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/26	$3,800,000	3,794,178
Total Asset Backed Securities (Cost — $3,799,479)				3,794,178

1919 Funds 2021 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2021 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	$35,406	$39,008
Total Collateralized Mortgage Obligations (Cost — $35,886)				39,008
Corporate Bonds — 18.1%
Communication Services — 2.4%
Alphabet Inc.	0.450%	8/15/25	1,500,000	1,486,602
AT&T Inc.	0.900%	3/25/24	2,730,000	2,736,271
AT&T Inc.	4.450%	4/1/24	425,000	464,373
AT&T Inc.	2.300%	6/1/27	1,350,000	1,398,890
AT&T Inc.	4.350%	3/1/29	465,000	539,224
AT&T Inc.	2.750%	6/1/31	1,250,000	1,301,520
Comcast Corp.	3.375%	2/15/25	210,000	228,157
Comcast Corp.	5.650%	6/15/35	600,000	813,801
Verizon Communications Inc.	4.329%	9/21/28	777,000	903,799
Verizon Communications Inc.	3.875%	2/8/29	410,000	466,718
Verizon Communications Inc.	1.750%	1/20/31	1,325,000	1,272,238
Verizon Communications Inc.	4.500%	8/10/33	350,000	419,194
Verizon Communications Inc.	5.250%	3/16/37	335,000	441,242
Walt Disney Co/The	1.750%	1/13/26	1,550,000	1,596,077
Walt Disney Co/The	2.200%	1/13/28	3,215,000	3,337,710
Total Communication Services				17,405,816
Consumer Discretionary — 2.2%
Amazon.com Inc.	0.250%	5/12/23	3,650,000	3,647,158
California Endowment/The	2.498%	4/1/51	1,700,000	1,646,820
Cintas Corp No 2	2.900%	4/1/22	325,000	330,852
Ford Foundation/The	2.415%	6/1/50	1,000,000	965,559
Lowe's Cos Inc.	1.300%	4/15/28	2,100,000	2,047,169
Starbucks Corp.	2.450%	6/15/26	250,000	264,435
Starbucks Corp.	2.250%	3/12/30	1,255,000	1,272,963
Toyota Motor Credit Corp.	0.450%	7/22/22	2,115,000	2,121,345
Toyota Motor Credit Corp.	1.350%	8/25/23	740,000	755,044
Toyota Motor Credit Corp.	1.125%	6/18/26	965,000	963,522
Whirlpool Corp.	2.400%	5/15/31	1,775,000	1,793,571
Total Consumer Discretionary				15,808,438
Consumer Staples — 0.2%
PepsiCo Inc.	3.100%	7/17/22	390,000	399,824
PepsiCo Inc.	3.500%	3/19/40	575,000	659,181
Total Consumer Staples				1,059,005

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 6.1%
Affiliated Managers Group Inc.	3.300%	6/15/30	$755,000	$816,928
Allstate Corp/The	1.450%	12/15/30	1,345,000	1,285,418
Ares Capital Corp.	3.875%	1/15/26	1,825,000	1,957,315
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.91) (a)	0.981%	9/25/25	1,650,000	1,649,837
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%) (a)	3.366%	1/23/26	550,000	593,408
Bank of America Corp. (3M US LIBOR + 0.76%) (b)	0.879%	9/15/26	1,602,000	1,593,595
Bank of America Corp.	4.183%	11/25/27	525,000	588,783
Bank of Montreal	1.850%	5/1/25	1,000,000	1,034,917
Bank of New York Mellon Corp/The	1.600%	4/24/25	415,000	426,491
BlackRock Inc.	3.250%	4/30/29	455,000	509,423
BlackRock Inc.	2.400%	4/30/30	710,000	744,572
Boston Properties LP	4.500%	12/1/28	1,335,000	1,559,406
Citigroup Inc.	4.500%	1/14/22	592,000	605,522
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686) (a)	0.776%	10/30/24	2,200,000	2,205,918
Citigroup Inc.	5.500%	9/13/25	325,000	378,947
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107) (a)	2.572%	6/3/31	1,500,000	1,545,210
Crown Castle International Corp.	1.050%	7/15/26	2,050,000	2,005,011
Goldman Sachs Group Inc.	0.481%	1/27/23	2,750,000	2,751,645
Goldman Sachs Group Inc.	3.500%	11/16/26	1,830,000	1,992,329
Goldman Sachs Group Inc.	2.600%	2/7/30	1,250,000	1,299,186
Host Hotels & Resorts LP	3.375%	12/15/29	1,600,000	1,681,286
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	554,971
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60) (a)	0.653%	9/16/24	2,000,000	2,001,826
MetLife Inc.	4.550%	3/23/30	660,000	792,809
PNC Financial Services Group Inc.	2.200%	11/1/24	975,000	1,023,722
Prudential Financial Inc.	1.500%	3/10/26	1,570,000	1,595,988
Simon Property Group LP	3.375%	12/1/27	510,000	556,523
State Street Corp.	3.700%	11/20/23	370,000	399,630
State Street Corp.	3.550%	8/18/25	360,000	398,848
State Street Corp. (effective 11/1/2029, US SOFR + 1.49) (a)	3.031%	11/1/34	1,000,000	1,067,782
TD Ameritrade Holding Corp.	2.950%	4/1/22	975,000	990,670
Toronto-Dominion Bank	1.150%	6/12/25	1,175,000	1,184,536
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609) (a)	1.267%	3/2/27	2,675,000	2,674,587
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.51) (a)	0.805%	5/19/25	3,300,000	3,295,974
Total Financials				43,763,013

1919 Funds 2021 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2021 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 1.8%
AbbVie Inc.	4.250%	11/14/28	$600,000	$696,188
AbbVie Inc.	4.400%	11/6/42	1,120,000	1,362,090
Anthem Inc.	2.875%	9/15/29	1,530,000	1,629,782
Bristol-Myers Squibb Co.	3.900%	2/20/28	365,000	417,949
Bristol-Myers Squibb Co.	3.400%	7/26/29	725,000	812,875
Bristol-Myers Squibb Co.	1.450%	11/13/30	1,580,000	1,530,546
CVS Health Corp.	3.875%	7/20/25	910,000	1,005,449
CVS Health Corp.	4.780%	3/25/38	345,000	424,421
Evernorth Health Inc.	3.050%	11/30/22	600,000	619,112
Gilead Sciences Inc.	1.650%	10/1/30	1,700,000	1,646,623
Gilead Sciences Inc.	4.600%	9/1/35	320,000	392,694
UnitedHealth Group Inc.	2.000%	5/15/30	1,600,000	1,615,310
UnitedHealth Group Inc.	3.500%	8/15/39	515,000	577,215
Total Health Care				12,730,254
Industrials — 0.5%
Johnson Controls International PLC	1.750%	9/15/30	2,225,000	2,148,600
Xylem Inc/NY	1.950%	1/30/28	1,785,000	1,806,232
Total Industrials				3,954,832
Information Technology — 2.2%
Adobe Systems Inc.	2.150%	2/1/27	850,000	890,772
Apple Inc.	2.850%	2/23/23	575,000	597,293
Fortinet Inc.	1.000%	3/15/26	2,185,000	2,167,008
Mastercard Inc.	3.300%	3/26/27	1,350,000	1,494,978
Mastercard Inc.	1.900%	3/15/31	4,000,000	4,051,011
Microsoft Corp.	4.200%	11/3/35	565,000	699,549
NVIDIA Corp.	0.584%	6/14/24	3,115,000	3,117,463
QUALCOMM Inc. (3M US LIBOR + 0.73%) (b)	0.916%	1/30/23	340,000	343,695
QUALCOMM Inc.	3.450%	5/20/25	500,000	549,519
Salesforce.com Inc.	1.500%	7/15/28	2,135,000	2,139,851
Total Information Technology				16,051,139
Materials — 0.1%
Nutrien Ltd.	4.200%	4/1/29	425,000	489,558
Total Materials				489,558
Real Estate Investment Trusts (REITS) — 0.9%
Prologis LP	2.250%	4/15/30	1,620,000	1,658,175
Prologis LP	1.250%	10/15/30	3,000,000	2,830,621
Welltower Inc.	2.700%	2/15/27	1,600,000	1,701,282
Total Real Estate Investment Trust (REITS)				6,190,078

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 1.7%
Avangrid Inc.	3.800%	6/1/29	$650,000	$735,009
DTE Electric Co.	1.900%	4/1/28	2,145,000	2,181,548
DTE Electric Co.	4.050%	5/15/48	1,480,000	1,805,352
Duke Energy Carolinas LLC	3.350%	5/15/22	955,000	981,773
Georgia Power Co.	3.250%	4/1/26	345,000	373,467
MidAmerican Energy Co.	3.650%	4/15/29	1,375,000	1,557,422
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	2,720,000	2,748,783
Public Service Co of Colorado	3.200%	3/1/50	520,000	564,573
Union Electric Co.	2.625%	3/15/51	1,280,000	1,229,026
Total Utilities				12,176,953
Total Corporate Bonds (Cost — $127,089,877)				129,629,086
Foreign Government Agency Issues — 0.5%
International Bank for Reconstruction & Development	0.625%	4/22/25	1,620,000	1,615,374
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	1,023,792
International Finance Corp.	2.000%	10/24/22	785,000	803,316
Total Foreign Government Agency Issues (Cost — $3,325,904)				3,442,482
Mortgage Backed Securities — 1.1%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool J04311	6.000%	2/1/22	1,348	1,358
Gold Pool C91417	3.500%	1/1/32	67,531	72,068
Gold Pool A35826	5.000%	7/1/35	25,255	27,770
Gold Pool G08112	6.000%	2/1/36	52,758	62,736
Gold Pool G02564	6.500%	1/1/37	26,590	30,100
Gold Pool G08179	5.500%	2/1/37	18,446	21,479
Gold Pool A65694	6.000%	9/1/37	20,319	23,220
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	10	11
Pool 808156	4.500%	2/1/35	8,099	8,724
Pool 891596	5.500%	6/1/36	649	748
Pool 190375	5.500%	11/1/36	3,108	3,603
Pool 916386	6.000%	5/1/37	21,797	25,823
Pool 946594	6.000%	9/1/37	20,633	24,425
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/34	374,561	394,423
Gold Pool MA6572	3.000%	4/20/35	763,815	804,311
Gold Pool MA6740	2.500%	8/20/35	1,219,493	1,285,261
Gold Pool 550763X	5.000%	12/15/35	85,643	99,241
Gold Pool 003922M	7.000%	11/20/36	12,453	14,962
Gold Pool MA3873	3.000%	8/20/46	1,474,316	1,555,241

1919 Funds 2021 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2021 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Gold Pool MA6409	3.000%	1/20/50	$964,121	$1,011,416
Gold Pool 2020-194	1.000%	6/16/62	2,273,177	2,216,539
Total Mortgage Backed Securities (Cost — $7,619,312)				7,683,459
U.S. Government & Agency Obligations — 6.4%
Federal Home Loan Banks (FHLB)	3.250%	11/16/28	2,125,000	2,417,257
Federal Home Loan Banks (FHLB)	5.500%	7/15/36	125,000	185,227
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	166,243
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	559,355
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	2,200,000	2,177,018
Federal National Mortgage Association (FNMA)	0.750%	10/8/27	2,270,000	2,216,468
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,343,355
Federal National Mortgage Association (FNMA)	0.875%	8/5/30	8,670,000	8,225,673
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	439,137
United States Treasury Bonds	8.000%	11/15/21	250,000	257,388
United States Treasury Bonds	7.250%	8/15/22	780,000	842,156
United States Treasury Bonds	7.625%	11/15/22	850,000	936,660
United States Treasury Bonds	7.125%	2/15/23	325,000	361,537
United States Treasury Bonds	6.250%	8/15/23	550,000	619,781
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,364,416
United States Treasury Bonds	7.625%	2/15/25	390,000	488,765
United States Treasury Bonds	6.875%	8/15/25	100,000	125,141
United States Treasury Bonds	6.750%	8/15/26	90,000	116,483
United States Treasury Bonds	6.500%	11/15/26	135,000	174,503
United States Treasury Bonds	6.125%	11/15/27	675,000	885,094
United States Treasury Bonds	5.500%	8/15/28	335,000	433,904
United States Treasury Bonds	3.500%	2/15/39	573,000	717,302
United States Treasury Bonds	4.375%	11/15/39	204,000	283,983
United States Treasury Notes	2.125%	11/30/24	2,000,000	2,107,187
United States Treasury Notes	3.000%	10/31/25	905,000	991,929
United States Treasury Notes	2.625%	1/31/26	1,625,000	1,758,809
United States Treasury Notes	2.000%	11/15/26	3,375,000	3,564,185
United States Treasury Notes	2.750%	2/15/28	1,630,000	1,797,521
United States Treasury Notes	2.875%	5/15/28	3,500,000	3,891,426
United States Treasury Notes	3.125%	11/15/28	1,455,000	1,647,390
United States Treasury Notes	1.500%	2/15/30	4,670,000	4,720,348
Total U.S. Government & Agency Obligations (Cost — $44,875,465)				45,815,641

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investment — 6.0%
Fidelity Investments Money Market — Government Portfolio — Class I (c)	0.010%		$43,438,749	$43,438,749
Total Short-Term Investment (Cost — $43,438,749)				43,438,749
Total Investments — 99.8% (Cost — $543,655,589)				716,668,117
Other Assets in Excess of Liabilities — 0.2%				1,441,312
Total Net Assets — 100.0%				$718,109,429

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  Variable rate security. Reference rate and spread are included in the description.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

LIBOR  — London Inter-Bank Offered Rate

LLC  — Limited Liability Corporation

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $543,655,589)	$716,668,117
Receivable for Fund shares sold	3,426,611
Dividends and interest receivable	1,014,462
Prepaid expenses	65,343
Total Assets	721,174,533
Liabilities:
Investments payable	2,123,983
Payable for Fund shares repurchased	254,800
Distribution to shareholders	15,720
Advisory fees payable	294,665
Distribution fees payable	189,622
Accrued other expenses	186,314
Total Liabilities	3,065,104
Net Assets	$718,109,429
Components of Net Assets:
Paid-in capital	$545,133,973
Total distributable earnings	172,975,456
Net Assets	$718,109,429
Class A:
Net Assets	$223,167,939
Issued and Outstanding (unlimited shares authorized, no par value)	8,371,085
Net Asset Value, Redemption Price and Offering Price Per Share	$26.66
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$28.29
Class C:
Net Assets	$99,485,334
Issued and Outstanding (unlimited shares authorized, no par value)	3,736,939
Net Asset Value, Redemption Price* and Offering Price Per Share	$26.62
Class I:
Net Assets	$395,456,156
Issued and Outstanding (unlimited shares authorized, no par value)	14,826,531
Net Asset Value, Redemption Price and Offering Price Per Share	$26.67

*  Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividend income	$1,767,263
Interest income	1,341,744
Total Investment Income	3,109,007
Expenses:
Advisory fees (Note 3)	1,608,001
Distribution fees (Note 6)	646,822
Administration and fund accounting fees (Note 3)	177,721
Transfer agent fees and expenses (Note 3 & Note 6)	294,700
Registration fees	43,057
Custody fees (Note 3)	20,491
Shareholder reporting fees	11,929
Legal fees	10,081
Audit fees	8,677
Trustees' fees (Note 3)	7,296
Compliance fees (Note 3)	3,008
Insurance fees	2,235
Miscellaneous fees	5,359
Total Expenses	2,839,377
Net Investment Income	269,630
Realized and Unrealized Gain on Investments
Net Realized Gain	3,290,680
Net Change in Unrealized Appreciation/Depreciation	46,828,048
Net Realized and Unrealized Gain on Investments	50,118,728
Net Increase in Net Assets Resulting from Operations	$50,388,358

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (Unaudited) and for the Year Ended December 31,	2021	2020
Increase in Net Assets from:
Operations:
Net investment income	$269,630	$952,025
Net realized gain (loss) on investments	3,290,680	(3,071,891)
Net change in unrealized appreciation/depreciation on investments	46,828,048	67,707,888
Net Increase in Net Assets Resulting from Operations	50,388,358	65,588,022
Distributions to shareholders:
Class A	(81,591)	(463,129)
Class C	—	(26,896)
Class I	(526,885)	(638,952)
Total Distributions to Shareholders	(608,476)	(1,128,977)
Capital Transactions:
Net proceeds from shares sold	230,241,331	244,717,135
Reinvestment of distributions	559,360	1,054,257
Cost of shares repurchased	(52,751,962)	(49,017,411)
Net Increase in Net Assets from Capital Transactions	178,048,729	196,753,981
Total Increase in Net Assets	227,828,611	261,213,026
Net Assets:
Beginning of period	490,280,818	229,067,792
End of Period	$718,109,429	$490,280,818

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented.

Class A Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.69	$20.55	$16.59	$17.94	$16.39	$16.65
Income (loss) from investment operations:
Net investment income[1]	0.00[6]	0.05	0.12	0.10	0.11	0.11
Net realized and unrealized gain (loss) on investments	1.98	4.15	3.97	(0.28)	2.55	0.85
Total income (loss) from investment operations	1.98	4.20	4.09	(0.18)	2.66	0.96
Less distributions:
From net investment income	(0.01)	(0.06)	(0.10)	(0.10)	(0.10)	(0.11)
From net realized gain on investments	—	—	(0.03)	(1.07)	(1.01)	(1.11)
Total distributions	(0.01)	(0.06)	(0.13)	(1.17)	(1.11)	(1.22)
Net asset value, end of year	$26.66	$24.69	$20.55	$16.59	$17.94	$16.39
Total return[2]	8.02%[5]	20.57%	24.69%	-1.31%	16.36%	5.76%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$223,168	$190,180	$137,213	$100,584	$106,418	$97,110
Ratios to average net assets Gross expenses	0.98%[4]	1.16%	1.25%	1.28%	1.32%	1.36%
Net Expenses[3]	0.98[4]	1.16	1.25	1.25	1.26	1.27
Net investment income	0.02[4]	0.25	0.62	0.55	0.62	0.66
Portfolio turnover rate	5%[5]	16%	11%	13%	30%	32%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.27%. See Note 3.

4  Not annualized.

5  Annualized.

6  Amount is less than $0.01 per share.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented.

Class C Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.73	$20.67	$16.73	$18.11	$16.57	$16.83
Income (loss) from investment operations:
Net investment loss[1]	(0.09)	(0.09)	(0.01)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.98	4.17	3.99	(0.28)	2.58	0.86
Total income (loss) from investment operations	1.89	4.08	3.98	(0.31)	2.56	0.85
Less distributions:
From net investment income	—	(0.02)	(0.01)	—	(0.01)	—
From net realized gain on investments	—	—	(0.03)	(1.07)	(1.01)	(1.11)
Total distributions	0.00	(0.02)	(0.04)	(1.07)	(1.02)	(1.11)
Net asset value, end of year	$26.62	$24.73	$20.67	$16.73	$18.11	$16.57
Total return[2]	7.64%[5]	19.77%	23.78%	-1.95%	15.47%	5.02%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$99,485	$59,784	$19,006	$12,732	$11,982	$12,359
Ratios to average net assets Gross expenses	1.69%[4]	1.82%	1.93%	1.97%	2.01%	2.04%
Net Expenses[3]	1.69[4]	1.82	1.93	1.97	1.99	1.98
Net investment loss	(0.68)[4]	(0.40)	(0.07)	(0.17)	(0.12)	(0.05)
Portfolio turnover rate	5%[5]	16%	11%	13%	30%	32%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.98%. See Note 3.

4  Not annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented.

Class I Shares	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.70	$20.54	$16.57	$17.91	$16.36	$16.63
Income (loss) from investment operations:
Net investment income[1]	0.04	0.13	0.19	0.16	0.15	0.16
Net realized and unrealized gain (loss) on investments	2.08	4.15	3.96	(0.29)	2.56	0.84
Total income (loss) from investment operations	2.12	4.28	4.15	(0.13)	2.71	1.00
Less distributions:
From net investment income	(0.15)	(0.12)	(0.15)	(0.14)	(0.15)	(0.16)
From net realized gain on investments	—	—	(0.03)	(1.07)	(1.01)	(1.11)
Total distributions	(0.15)	(0.12)	(0.18)	(1.21)	(1.16)	(1.27)
Net asset value, end of year	$26.67	$24.70	$20.54	$16.57	$17.91	$16.36
Total return[2]	8.18%[5]	20.93%	25.10%	-1.00%	16.71%	6.02%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$395,456	$240,316	$72,849	$18,027	$8,965	$5,961
Ratios to average net assets Gross expenses	0.71%[4]	0.83%	0.91%	0.96%	1.01%	1.06%
Net Expenses[3]	0.71[4]	0.83	0.91	0.96	1.00	1.00
Net investment income	0.31[4]	0.59	0.98	0.89	0.86	1.00
Portfolio turnover rate	5%[5]	16%	11%	13%	30%	32%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent. See Note 3.

4  Not annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2021 Semi-Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Socially Responsive Fund are registered as a diversified series; the Maryland Fund is registered as non-diversified investment series.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Funds 2021 Semi-Annual Report

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$210,637,487	$—	$—	$210,637,487
Total long-term investments	210,637,487	—	—	210,637,487
Short-term investment	2,355,768	—	—	2,355,768
Total investments	$212,993,255	$—	$—	$212,993,255

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$84,742,155	$—	$—	$84,742,155
Total investments	$84,742,155	$—	$—	$84,742,155

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$482,825,514	$—	$—	$482,825,514
Asset Backed Securities	—	3,794,178	—	3,794,178
Collateralized Mortgage Obligations	—	39,008	—	39,008
Corporate Bonds	—	129,629,086	—	129,629,086
Foreign Government Agency Issues	—	3,442,482	—	3,442,482
Mortgage Backed Securities	—	7,683,459	—	7,683,459
U.S. Government & Agency Obligations	—	45,815,641	—	45,815,641
Total long-term investments	482,825,514	190,403,854	—	673,229,368
Short-term investment	43,438,749	—	—	43,438,749
Total investments	$526,264,263	$190,403,854	$—	$716,668,117

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2021 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

1919 Funds 2021 Semi-Annual Report

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2021, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

Effective April 30, 2017, the Adviser has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on

1919 Funds 2021 Semi-Annual Report

short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2022, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017, a similar agreement was in place with limits as follows:

Fund	Class A	Class C	Class I
Financial Services Fund	1.46%	2.13%	1.05%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.27%	1.98%	1.00%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. The amounts waived are detailed on each Fund's Statement of operations.

During the period ended June 30, 2021, Stifel Nicolaus, an affiliate of the Adviser and the Funds was paid for distribution and transfer agent fees of $72,956 and $13,626, respectively.

At June 30, 2021, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Maryland Fund
2021:	$121,395
2022:	267,268
2023:	293,780
2024*	156,792
Total	839,235

*  Eligible for recapture through June 30, 2024.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds' custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar"), serves as the Funds' distributor and principal underwriter. For the period

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

ended, June 30, 2021, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$63,404	$57,444	$177,721
Custody	9,664	2,334	20,491
Transfer agent*	60,766	31,058	89,198
Compliance	3,008	3,080	3,008

*  Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.

At June 30, 2021, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$21,296	$26,472	$61,310
Custody	2,575	705	5,715
Transfer agent	18,405	10,665	22,906
Compliance	984	1,008	984

The above payable amounts are included in Accrued other expenses in each Fund's Statement of assets and liabilities.

The Independent Trustees were paid $23,471 for their services and reimbursement of travel expenses during the year ended June 30, 2021. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

1919 Funds 2021 Semi-Annual Report

For the period ended June 30, 2021, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the period ended June 30, 2021, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$540
Maryland Fund	N/A	$518
Socially Responsive Fund	N/A	$3,887

Note 4. Investments transactions

During the period ended June 30, 2021 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$24,755,350	—
Sales	$6,722,213	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$9,795,895	—
Sales	$11,020,180	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$191,627,818	$18,972,632
Sales	$28,448,405	$3,402,334

Note 5. Income tax information and distributions to shareholders

At December 31, 2020, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$89,969,100	$80,280,234	$363,610,251
Gross tax unrealized appreciation	72,906,690	6,209,103	127,057,960
Gross tax unrealized depreciation	(2,028,253)	(43,441)	(984,097)
Net tax unrealized appreciation on investment	70,878,437	6,165,662	126,073,863
Undistributed ordinary income	165,963	—	118,857
Undistributed tax-exempt income	—	104,979	—
Undistributed long-term capital gains	1,552,500	—	—
Capital loss carryforwards	—	(2,587,909)	(2,958,487)
Other book/tax temporary differences*	(50,930)	(80,424)	(38,659)
Total distributable earnings	$72,545,970	$3,602,308	$123,195,574

*  Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

The tax character of distributions paid during the six months ended June 30, 2021 and the fiscal year ended December 31, 2020, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Distribution Paid From:
Ordinary Income	$—	$1,350,059
Net Long Term Capital Gains	—	6,514,254
Total	$—	$7,864,313

MARYLAND FUND

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Distribution Paid From:
Tax Exempt Income	$725,495	$1,855,022
Ordinary Income	—	37,683
Total	$725,495	$1,892,705

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Distribution Paid From:
Ordinary Income	$608,476	$1,047,116
Net Long Term Capital Gains	—	81,861
Total	$608,476	$1,128,977

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of foreign currency gains and losses and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table shows the reclassifications made:

	Accumulated Earnings (Loss)	Paid-in Capital
Financial Services Fund	$—	$—
Maryland Fund	—	—
Socially Responsive Fund	(11,802)	11,802

As of December 31, 2020, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

1919 Funds 2021 Semi-Annual Report

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2020, the Funds deferred, on a tax basis, post-October losses as shown in the table below:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$121,361	$888,271
Capital Loss Carryovers — Long-Term	—	2,466,548	2,070,216
Total	—	2,587,909	2,958,487

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Maryland Fund	0.15%	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the six months ended June 30, 2021, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2021
	Distribution Fees	Transfer Agent Fees
Class A	$97,378	$38,262
Class C	158,176	10,908
Class I	—	36,461
Total	$255,554	$85,631

MARYLAND FUND

	June 30, 2021
	Distribution Fees	Transfer Agent Fees
Class A	$40,888	$13,629
Class C	22,779	1,057
Class I	—	7,866
Total	$63,667	$22,552

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

SOCIALLY RESPONSIVE FUND

	June 30, 2021
	Distribution Fees	Transfer Agent Fees
Class A	$253,732	$82,008
Class C	393,090	18,590
Class I	—	104,904
Total	$646,822	$205,502

Note 7. Shares of beneficial interest

The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	252,953	$7,996,319	365,845	$8,303,743
Shares issued on reinvestment	—	—	119,692	3,110,791
Shares repurchased	(246,849)	(7,683,639)	(764,227)	(17,468,870)
Net Increase (decrease)	6,104	$312,680	(278,690)	$(6,054,336)
Class C
Shares sold	153,716	$4,309,663	101,329	$2,219,974
Shares issued on reinvestment	—	—	48,662	1,152,324
Shares repurchased	(100,221)	(2,795,303)	(654,720)	(13,309,933)
Net Increase (decrease)	53,495	$1,514,360	(504,729)	$(9,937,635)
Class I
Shares sold	911,821	$28,944,052	868,499	$20,650,110
Shares issued on reinvestment	—	—	115,559	3,035,745
Shares repurchased	(454,648)	(14,699,812)	(1,935,675)	(42,292,685)
Net Increase (decrease)	457,173	$14,244,240	(951,617)	$(18,606,830)

1919 Funds 2021 Semi-Annual Report

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	293,131	$4,642,844	254,239	$4,008,864
Shares issued on reinvestment	25,775	407381	69,485	1,093,764
Shares repurchased	(159,106)	(2,518,001)	(470,563)	(7,425,072)
Net increase (decrease)	159,800	$2,532,224	(146,839)	$(2,322,444)
Class C
Shares sold	16,113	$255,595	131,715	$2,077,894
Shares issued on reinvestment	2,097	33,139	6,766	106,492
Shares repurchased	(108,610)	(1,723,192)	(172,836)	(2,720,602)
Net increase (decrease)	(90,400)	$(1,434,458)	(34,355)	$(536,216)
Class I
Shares sold	331,003	$5,242,164	537,705	$8,470,480
Shares issued on reinvestment	12,858	203,309	28,838	454,205
Shares repurchased	(168,380)	(2,665,762)	(242,491)	(3,814,670)
Net increase	175,481	$2,779,711	324,052	$5,110,015

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,062,750	$26,893,695	1,786,293	$39,565,648
Shares issued on reinvestment	3,092	76,835	22,553	433,524
Shares repurchased	(397,449)	(10,079,313)	(782,815)	(16,808,216)
Net increase	668,393	$16,891,217	1,026,031	$23,190,956
Class C
Shares sold	1,449,578	$36,674,334	531,201	$37,323,612
Shares issued on reinvestment	—	—	891	25,433
Shares repurchased	(129,818)	(3,302,672)	(109,604)	(3,441,314)
Net increase	1,319,760	$33,371,662	422,488	$33,907,731
Class I
Shares sold	6,628,612	$166,673,302	2,270,761	$167,827,875
Shares issued on reinvestment	18,953	482,525	16,347	595,300
Shares repurchased	(1,552,309)	(39,369,977)	(938,302)	(28,767,881)
Net increase	5,095,256	$127,785,850	1,348,806	$139,655,294

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2021, Morgan Stanley, LLC. held approximately 43%, in aggregate for the benefit of others, of the outstanding shares of the Maryland Fund.

1919 Funds 2021 Semi-Annual Report

Notes to financial statements (cont'd)

Note 9. COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

Note 10. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2021	$0.13135	$0.08800	$0.14320

On July 7, 2021, Foreside Financial Group, LLC ("Foreside"), the parent company of Quasar Distributors, LLC ("Quasar"), the Fund's distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital ("Genstar") such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the (Fund's) distributor at the close of the transaction.

1919 Funds 2021 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2021

Proxy Voting

The Funds' proxy voting guidelines and a record of the Funds' proxy votes for the 12 months ended June 30, 2021 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds' Board has designated a committee of the Adviser to serve as the administrator of the program. Personnel of the Adviser conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund's investments, limiting the amount of each Fund's illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee's process of determining the degree of liquidity of each Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2020 through December 31, 2020. No liquidity events impacting any of the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund's liquidity risk.

1919 Funds 2021 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2021 Semi-Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2021

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents
Letter to Shareholders	II
Fund performance	1
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Other information	21
Privacy notice	22
Directory of Fund's service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Variable Socially Responsive Balanced Fund ("the Fund") through June 30, 2021.

Throughout the first half of 2021, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Consumer Discretionary, Consumer Staples, Financials and Materials sectors and decreased exposure to the Information Technology sector.

The fund is managed using socially responsible investment guidelines. An element of these guidelines is that the fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors and underweight positions in the Communication Services, Energy, Financials, Materials, and Utilities sectors.

During the first half of the year, the 10-year Treasury yield surged from 0.92% to 1.47% dragging bond returns into negative territory. The 10-year/2-year Treasury curve steepened by 42 basis points with the 10-year Treasury yield increase outpacing the 2-year Treasury yield rise. In the fixed-income portion of the Fund, we participated in several new deals with maturities ranging from 3- to 30-years with more of a focus in the 5-10 year area. The Fund continued to add green, social impact and sustainability bonds to further build out that segment of the portfolio. We maintained the overweight to corporate bonds based on solid credit fundamentals, the still low absolute level of Treasury yields and the Fed's unwavering support to the economy and employment.

In the equity portion of the Fund, our stock selection in the Information Technology, Consumer Staples, Health Care, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Financials sector also enhanced results. On an individual stock basis, the largest contributors to performance were Apple Inc., Alphabet Inc., Microsoft Corp., NVIDIA Corp., and Charles Schwab Corp.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
II

In the fixed-income portion of the Fund, the leading contributor to performance was the underweight to Treasuries. On an individual security basis, the largest contributors to return were Mastercard Inc. 1.9% 3/15/31, Host Hotels & Resorts LP 3.375% 12/15/29, DTE Electric Co. 1.9% 4/1/28, US Treasury 2% 11/15/26 and Bank of America Corp. FRN 9/15/25.

In the equity portion of the Fund, our stock selection in the Industrials and Consumer Discretionary sectors detracted from relative results for the year to date. In terms of sector positioning, our underweighting of the Energy sector detracted from performance. On an individual stock basis, the largest detractors from performance were Clarivate PLC, Teleflex Inc., Beyond Meat Inc., Verisk Analytics Inc., and Steel Dynamics Inc.

In the fixed-income portion of the Fund, the leading detractor was the underweight to longer-dated corporates. On an individual security basis, the leading detractors to performance were Federal National Mortgage Association 0.875% 08/05/30, DTE Electric Co. 4.05% 05/15/48, Johnson Controls International PLC 1.75% 9/15/30, Union Electric Co. 2.625% 3/15/51 and Prologis Inc. 1.25% 10/15/30.

Thank you for your investment in the 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Robert Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison Bevilacqua
Portfolio Manager (Head of Social Research) 1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/21 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
III

Letter to Shareholders (cont'd)

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
IV

Fund performance (unaudited)

Total Returns as of June 30, 2021

6 Months
1919 Variable Socially Responsive Balanced Fund	8.81%
S&P 500 Index(i)	15.25
Bloomberg Barclays U.S. Aggregate Index(ii)	-1.60
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	9.99

As of the Fund's current prospectus dated April 30, 2021, the gross total and net annual operating expense ratios were 1.38% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

(iv)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2022.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
8.81%	$1,000.00	$1,088.10	0.89%	$5.40

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.90%	$1,000.00	$1,023.87	0.89%	$5.23

1  For the six months ended June 30, 2021.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2021 and December 31, 2020. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
3

Schedule of investments

June 30, 2021 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 70.0%
Communication Services — 7.6%
Alphabet Inc.*	563	$1,374,728
Facebook Inc.*	2,134	742,013
Netflix Inc.*	1,037	547,754
Walt Disney Co/The*	3,983	700,092
Total Communication Services		3,364,587
Consumer Discretionary — 7.2%
Amazon.com Inc.*	385	1,324,462
Chipotle Mexican Grill Inc.*	192	297,665
Home Depot Inc/The	2,118	675,409
National Vision Holdings Inc.*	6,178	315,881
TJX Cos Inc.	8,309	560,193
Total Consumer Discretionary		3,173,610
Consumer Staples — 5.3%
Beyond Meat Inc.*	1,479	232,928
Costco Wholesale Corp.	1,555	615,267
Darling International Inc.*	4,488	302,940
Estee Lauder Cos. Inc.	2,176	692,142
PepsiCo Inc.	3,509	519,928
Total Consumer Staples		2,363,205
Financials — 10.4%
Bank of America Corp.	25,652	1,057,632
Charles Schwab Corp/The	10,598	771,640
Chubb Limited	3,214	510,833
CME Group Inc.	2,445	520,003
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,259	407,593
Truist Financial Corp.	15,015	833,333
Total Financials		4,101,034
Health Care — 10.4%
Boston Scientific Corp.*	15,224	650,978
Danaher Corp.	3,006	806,690
Genmab A/S*	9,761	398,542
IQVIA Holdings Inc.*	2,742	664,441
Teleflex Inc.	1,629	654,516
Thermo Fisher Scientific Inc.	1,438	725,428
UnitedHealth Group Inc.	1,791	717,188
Total Health Care		4,617,783

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — 5.2%
Cintas Corp.			1,702	$650,164
Eaton Corp. PLC			4,146	614,354
Illinois Tool Works Inc.			1,126	251,729
Union Pacific Corp.			2,325	511,337
Verisk Analytics Inc.			1,481	258,760
Total Industrials				2,286,344
Information Technology — 21.5%
Adobe Systems Inc.*			909	532,347
Apple Inc.			10,565	1,446,982
Autodesk Inc.*			1,697	495,354
Broadcom Inc.			889	423,911
Clarivate PLC*			10,559	290,689
Intuit Inc.			1,051	515,169
Microsoft Corp.			6,204	1,680,664
NVIDIA Corp.			1,184	947,318
Palo Alto Networks Inc.*			1,071	397,394
PayPal Holdings Inc.*			2,636	768,341
QUALCOMM Inc.			2,592	370,475
Salesforce.com Inc.*			2,370	578,920
SolarEdge Technologies Inc.*			1,784	493,044
Visa Inc.			2,562	599,047
Total Information Technology				9,539,655
Materials — 1.2%
Steel Dynamics Inc.			1,886	112,406
Trex Co Inc.*			4,280	437,459
Total Materials				549,865
Real Estate Investment Trusts (REITS) — 1.1%
Prologis Inc.			4,074	486,965
Total Real Estate Investment Trusts (REITS)				486,965
Utilities — 1.2%
American Water Works Co. Inc.			3,394	523,117
Total Utilities				523,117
Total Common Stocks (Cost — $12,493,705)				31,006,165
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	$4,868	5,363
Total Collateralized Mortgage Obligations (Cost — $4,927)				5,363

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2021 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds — 20.2%
Communication Services — 3.1%
Alphabet Inc.	0.450%	8/15/25	$130,000	$128,839
AT&T Inc.	4.450%	4/1/24	150,000	163,896
AT&T Inc.	4.350%	3/1/29	115,000	133,356
Comcast Corp.	3.375%	2/15/25	70,000	76,052
Comcast Corp.	5.650%	6/15/35	200,000	271,267
Verizon Communications Inc.	4.329%	9/21/28	104,000	120,972
Verizon Communications Inc.	3.875%	2/8/29	100,000	113,834
Verizon Communications Inc.	4.500%	8/10/33	110,000	131,747
Verizon Communications Inc.	5.250%	3/16/37	105,000	138,300
Walt Disney Co/The	2.200%	1/13/28	90,000	93,435
Total Communication Services				1,371,698
Consumer Discretionary — 1.1%
Amazon.com Inc.	0.250%	5/12/23	115,000	114,910
Ford Foundation/The	2.415%	6/1/50	60,000	57,934
Lowe's Cos Inc.	1.300%	4/15/28	115,000	112,107
Toyota Motor Credit Corp.	0.450%	7/22/22	200,000	200,600
Total Consumer Discretionary				485,551
Consumer Staples — 0.5%
PepsiCo Inc.	3.100%	7/17/22	135,000	138,401
PepsiCo Inc.	3.500%	3/19/40	65,000	74,516
Total Consumer Staples				212,917
Financials — 6.9%
Affiliated Managers Group Inc.	3.300%	6/15/30	65,000	70,331
Ares Capital Corp.	3.875%	1/15/26	175,000	187,688
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.91)(a)	0.981%	9/25/25	125,000	124,988
Bank of America Corp.	4.183%	11/25/27	165,000	185,046
Bank of Montreal	1.850%	5/1/25	120,000	124,190
BlackRock Inc.	3.250%	4/30/29	105,000	117,559
Boston Properties LP	4.500%	12/1/28	155,000	181,055
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/24	175,000	175,471
Citigroup Inc.	5.500%	9/13/25	110,000	128,259
Goldman Sachs Group Inc.	0.481%	1/27/23	250,000	250,150
Host Hotels & Resorts LP	3.375%	12/15/29	225,000	236,431
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	83,246
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60)(a)	0.653%	9/16/24	140,000	140,128
MetLife Inc.	4.550%	3/23/30	55,000	66,067

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
PNC Financial Services Group Inc.	2.200%	11/1/24	$110,000	$115,497
Prudential Financial Inc.	1.500%	3/10/26	170,000	172,814
Simon Property Group LP	3.375%	12/1/27	155,000	169,139
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)(a)	3.031%	11/1/34	85,000	90,761
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	127,009
Toronto-Dominion Bank	1.150%	6/12/25	55,000	55,446
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609)(a)	1.267%	3/2/27	115,000	114,982
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.51)(a)	0.805%	5/19/25	145,000	144,823
Total Financials				3,061,080
Health Care — 2.2%
AbbVie Inc.	4.400%	11/6/42	150,000	182,423
Bristol-Myers Squibb Co.	3.900%	2/20/28	105,000	120,232
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	140,151
CVS Health Corp.	4.780%	3/25/38	105,000	129,171
Evernorth Health Inc.	3.050%	11/30/22	185,000	190,893
Gilead Sciences Inc.	4.600%	9/1/35	100,000	122,717
UnitedHealth Group Inc.	3.500%	8/15/39	95,000	106,477
Total Health Care				992,064
Industrials — 0.6%
Johnson Controls International PLC	1.750%	9/15/30	150,000	144,849
Xylem Inc/NY	1.950%	1/30/28	115,000	116,368
Total Industrials				261,217
Information Technology — 2.0%
Apple Inc.	2.850%	2/23/23	185,000	192,172
Mastercard Inc.	1.900%	3/15/31	155,000	156,977
Microsoft Corp.	4.200%	11/3/35	175,000	216,674
QUALCOMM Inc.	3.450%	5/20/25	175,000	192,332
Salesforce.com Inc.	1.500%	7/15/28	120,000	120,273
Total Information Technology				878,428
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	110,000	126,709
Total Materials				126,709
Real Estate Investment Trusts (REITS) — 0.8%
Prologis LP	2.250%	4/15/30	115,000	117,710
Prologis LP	1.250%	10/15/30	115,000	108,507
Welltower Inc.	2.700%	2/15/27	125,000	132,913
Total Real Estate Investment Trusts (REITS)				359,130

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
7

Schedule of investments (cont'd)

June 30, 2021 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 2.7%
Avangrid Inc.	3.800%	6/1/29	$125,000	$141,348
DTE Electric Co.	1.900%	4/1/28	125,000	127,130
DTE Electric Co.	4.050%	5/15/48	120,000	146,380
Duke Energy Carolinas LLC	3.350%	5/15/22	275,000	282,709
Georgia Power Co.	3.250%	4/1/26	100,000	108,251
MidAmerican Energy Co.	3.650%	4/15/29	90,000	101,940
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	120,000	121,270
Public Service Co of Colorado	3.200%	3/1/50	55,000	59,715
Union Electric Co.	2.625%	3/15/51	115,000	110,420
Total Utilities				1,199,163
Total Corporate Bonds (Cost — $8,301,567)				8,947,957
Foreign Government Agency Issues — 1.7%
International Bank for Reconstruction & Development	0.625%	4/22/25	175,000	174,500
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	297,230
International Finance Corp.	2.000%	10/24/22	255,000	260,950
Total Foreign Government Agency Issues (Cost — $698,201)				732,680
Mortgage Backed Securities — 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	23,834	25,436
Gold Pool A35826	5.000%	7/1/35	11,004	12,099
Gold Pool A49479	5.000%	6/1/36	10,475	11,614
Gold Pool A65694	6.000%	9/1/37	13,717	15,676
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/22	106	107
Pool 995262	5.500%	1/1/24	3,585	3,713
Pool 891596	5.500%	6/1/36	16,234	18,715
Pool 900936	6.500%	2/1/37	2,596	2,910
Pool 946594	6.000%	9/1/37	12,643	14,967
Total Mortgage Backed Securities (Cost — $94,060)				105,237
U.S. Government & Agency Obligations — 3.3%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	70,000	103,039
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	150,020
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	528,994
United States Treasury Bonds	7.625%	11/15/22	250,000	275,488
United States Treasury Bonds	3.500%	2/15/39	131,000	163,991
United States Treasury Bonds	4.375%	11/15/39	177,000	246,396
Total U.S. Government & Agency Obligations (Cost — $1,177,402)				1,467,928

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Shares	Value
Short-Term Investment — 5.1%
Fidelity Investments Money Market - Government Portfolio - Class I (b)	0.010%	2,246,924	$2,246,924
Total Short-Term Investment (Cost — $2,246,924)			2,246,924
Total Investments — 100.5% (Cost — $25,016,786)			44,512,254
Liabilities in Excess of Other Assets — (0.5)%			(219,000)
Total Net Assets — 100.0%			$44,293,255

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

LIBOR  — London Inter-Bank Offered Rate

LLC  — Limited Liability Corporation

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
9

Statement of assets and liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in securities at value (cost $25,016,786)	$44,512,254
Dividends and interest receivable	75,774
Prepaid expenses	1,353
Total Assets	44,589,381
Liabilities:
Payable for Fund shares repurchased	86,905
Payable for securities purchased	119,381
Advisory fees payable	8,965
Accrued other expenses	80,875
Total Liabilities	296,126
Net Assets	$44,293,255
Components of Net Assets:
Paid-in capital	$21,828,028
Total distributable earnings	22,465,227
Net Assets	$44,293,255
Total Fund:
Net Assets	$44,293,255
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,172,209
Net Asset Value, Redemption Price and Offering Price Per Share	$37.79

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2021 Semi-Annual Report
10

Statement of operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $354)	$125,149
Interest income	151,324
Total Investment Income	276,473
Expenses:
Advisory fees (Note 3)	137,568
Transfer agent fees and expenses (Note 3)	47,731
Administration and fund accounting fees (Note 3)	43,981
Legal fees	11,901
Audit fees	8,679
Shareholder reporting fees	8,562
Trustees' fees (Note 3)	7,741
Compliance fees (Note 3)	3,012
Custody fees (Note 3)	2,451
Insurance fees	1,421
Miscellaneous fees	3,983
Total Expenses	277,030
Expenses waived by the Adviser (Note 3)	(88,667)
Net Expenses	188,363
Net Investment Income	88,110
Realized and Unrealized Gain on Investments
Net realized gain on investments	2,039,473
Net change in unrealized appreciation/depreciation on investments	1,502,074
Net Realized and Unrealized Gain on Investments	3,541,547
Net Increase in Net Assets Resulting from Operations	$3,629,657

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statements of changes in net assets

For the Six Months Ended June 30, 2021 (Unaudited) and the Year Ended December 31, 2020	2021	2020
Increase in Net Assets From:
Operations:
Net investment income	$88,110	$278,515
Net realized gain on investments	2,039,473	2,708,185
Net change in unrealized appreciation/depreciation on investments	1,502,074	5,019,660
Net Increase in Net Assets Resulting from Operations	3,629,657	8,006,360
Distributions to Shareholders	—	(2,717,567)
Capital Transactions:
Net proceeds from shares sold	299,521	865,196
Reinvestment of distributions	—	2,717,567
Cost of shares repurchased	(1,810,506)	(3,690,475)
Net Decrease in Net Assets from Capital Transactions	(1,510,985)	(107,712)
Total Increase in Net Assets	2,118,672	5,181,081
Net Assets:
Beginning of period	42,174,583	36,993,502
End of period	$44,293,255	$42,174,583
Capital Share Transactions:
Shares sold	8,414	26,021
Shares reinvested	—	80,235
Shares repurchased	(50,693)	(115,222)
Net Decrease in Shares Outstanding	(42,279)	(177,632)

The Accompanying Notes are an Integral Part of these Financial Statements.

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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of year	$34.73	$30.24	$25.06	$27.88	$25.93	$26.29
Income (loss) from investment operations:
Net investment income[1]	0.07	0.24	0.29	0.28	0.29	0.28
Net realized and unrealized gain (loss) on investments	2.99	6.63	6.36	(0.42)	4.03	1.36
Total income (loss) from investment operations	3.06	6.87	6.65	(0.14)	4.32	1.64
Less distributions:
From net investment income	—	(0.25)	(0.28)	(0.30)	(0.30)	(0.26)
From net realized gain on investments	—	(2.13)	(1.19)	(2.38)	(2.07)	(1.74)
Total distributions	—	(2.38)	(1.47)	(2.68)	(2.37)	(2.00)
Net asset value, end of year	$37.79	$34.73	$30.24	$25.06	$27.88	$25.93
Total return[2]	8.81%[6]	22.93%	26.70%	-0.94%	16.74%	6.23%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$44,293	$42,175	$36,994	$35,111	$39,356	$37,887
Ratios to average net assets Gross expenses	1.31%[7]	1.38%	1.34%	1.30%	1.29%	1.28%
Net expenses[3,4]	0.89[7]	0.89	0.89[5]	0.89	0.89	0.89
Net investment income	0.42[7]	0.71	1.00	0.96	1.04	1.04
Portfolio turnover rate	6%[6]	22%	12%	19%	26%	31%

*  For the six months ended June 30, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2022 without the Board of Trustees' consent.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was less than 0.01% for the year ended December 31, 2019.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

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Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$31,006,165	$—	$—	$31,006,165
Collateralized Mortgage Obligations	—	5,363	—	5,363
Corporate Bonds	—	8,947,957	—	8,947,957
Foreign Government Agency Issues	—	732,680	—	732,680
Mortgage Backed Securities	—	105,237	—	105,237
U.S. Government & Agency Obligations	—	1,467,928	—	1,467,928
Total long-term investments	$31,006,165	$11,259,165	$—	$42,265,330
Short-term investment	$2,246,924	$—	$—	$2,246,924
Total investments	$33,253,089	$11,259,165	$—	$44,512,254

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded

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Notes to financial statements (cont'd)

on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2021, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or

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Notes to financial statements (cont'd)

extraordinary expenses such as litigation) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2022, without the Board of Trustees' consent.

Effective April 30, 2017, the Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred.

At June 30, 2021, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2021:	$81,752
2022:	157,757
2023:	185,711
2024*:	88,667
Total	513,887

*  Eligible for recapture through June 30, 2024.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator, fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), an affiliate to Fund Services, acts as the Fund's distributor and principal underwriter. For the period ended, June 30, 2021, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$43,981
Transfer agent*	$20,060
Compliance	$3,012
Custody	$2,451

*  Statement of operations includes service fees paid to participating insurance companies.

At June 30, 2021, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$15,130
Transfer agent	$7,400
Compliance	$988
Custody	$1,140

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

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The Independent Trustees were paid $7,741 for their services and reimbursement of travel expenses during the period ended June 30, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investment transactions

During the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,596,846	$—
Sales	4,134,053	415,000

Note 5. Income tax information and distributions to shareholders

At December 31, 2020, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$23,928,205
Gross tax unrealized appreciation	18,070,224
Gross tax unrealized depreciation	(76,830)
Net tax unrealized appreciation on investments	17,993,394
Undistributed ordinary income	117,523
Undistributed long-term capital gains	757,183
Other accumulated earnings (loss)	(32,530)
Total distributable earnings	$18,835,570

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These difference are related to the treatment of paydown losses from mortgage backed securities. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table show the reclassifications made:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
(483)	483

As of December 31, 2020, the Fund has no capital loss carryforward balance.

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Notes to financial statements (cont'd)

The tax character of distributions paid during the six months ended June 30, 2021 and the fiscal year ended December 31, 2020, was as follows:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Distribution Paid From:
Ordinary Income	$—	$421,846
Net Long Term Capital Gains	—	2,295,721
Total	$—	$2,717,567

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

On July 7, 2021, Foreside Financial Group, LLC ("Foreside"), the parent company of Quasar Distributors, LLC ("Quasar"), the Fund's distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital ("Genstar") such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund's distributor at the close of the transaction.

Note 7. COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

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Other information (unaudited)

June 30, 2021

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes for the 12 months ended June 30, 2021 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/7/2021

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	9/7/2021